Investments (excluding Consolidated Investment Entities) - Net Realized Capital Gains (Losses) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Available-for-sale Securities, Including Securities Pledged [Line Items]
Realized capital gains (losses)	$ (2,534.8)	$ (1,280.8)	$ (1,531.4)
After-tax net realized capital gains (losses), after tax	(1,693.2)	(715.8)	(1,017.4)
Proceeds from sale of investments
Proceeds on sales	10,559.8	11,185.9	12,850.7
Gross gains	185.2	484.2	648.5
Gross losses	(77.7)	44.8	181.9
Derivatives
Available-for-sale Securities, Including Securities Pledged [Line Items]
Realized capital gains (losses)	(3,152.9)	(1,712.4)	418.6
Fixed maturities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Realized capital gains (losses)	(107.5)	(15.7)	16.1
Product guarantees
Available-for-sale Securities, Including Securities Pledged [Line Items]
Realized capital gains (losses)	1,094.7	337.3	(1,945.1)
Other investments
Available-for-sale Securities, Including Securities Pledged [Line Items]
Realized capital gains (losses)	(1.9)	(7.1)	(4.0)
Fixed maturities, available-for-sale, including securities pledged
Available-for-sale Securities, Including Securities Pledged [Line Items]
Realized capital gains (losses)	85.0	391.7	56.4
Fixed maturities, at fair value using the fair value option
Available-for-sale Securities, Including Securities Pledged [Line Items]
Realized capital gains (losses)	(449.4)	(278.8)	(92.0)
Equity securities, available-for-sale
Available-for-sale Securities, Including Securities Pledged [Line Items]
Realized capital gains (losses)	$ (2.8)	$ 4.2	$ 18.6